Payroll costs, share based payments and management incentive schemes - Number of Persons Employed by the Company (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits And Share-Based Payments [Abstract]
Wages and salaries	€ 250.4	€ 240.6	€ 200.8
Social security costs	45.2	46.0	42.0
Other pension costs	13.0	13.1	14.6
Total payroll costs	€ 308.6	€ 299.7	€ 257.4